Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 424,169	$ 445,452	$ 567,994
Restricted cash – current	40,493	38,179	107,672
Restricted cash – non-current	40,977	68,543	129,576
Total cash, cash equivalents and restricted cash	$ 505,639	$ 552,174	$ 805,242	$ 854,829